Income Taxes - Components of Provision (Benefit) for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Current
U.S. federal			$ (180)	$ 882
State and local			750	29
Total current			570	851
Deferred
U.S. federal			(904)	(919)
State and local			(338)	(425)
Total deferred	$ 180	$ 221	(1,242)	(1,344)
Total U.S. federal			(1,084)	(97)
Total State and local			413	(396)
Income tax (benefit) expense	$ 180	$ 218	$ (671)	$ (493)